Details of Consolidated Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of cash and cash equivalents
Bank term deposits, bankers acceptances and government paper	$ 968	$ 1,565
Cash	357	316
Cash and cash equivalents	$ 1,325	$ 1,881	$ 1,270	$ 2,687